Warrants	12 Months Ended
Mar. 31, 2022
Warrants [Abstract]
Warrants [Text Block]

13. Warrants

The Company completed a seven-for-one share consolidation on August 28, 2020. All figures in this Note have been retroactively restated to give effect to this share consolidation. See Note 2(a) for further details.

As at March 31, 2022 the Company had an outstanding warrant balance of nil. The following table summarizes GreenPower's warrant activity during the year:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2021	Issued	Exercised	Expired	March 31, 2022
June 29, 2021	CDN $4.55	628,571	-	(628,571)	-	-
September 25, 2021	CDN $3.50	491,072	-	(491,071)	(1)	-
October 12, 2021	CDN $3.50	53,571	-	(53,571)	-	-
March 14, 2022	CDN $4.20	685,714	-	(685,714)	-	-
May 6, 2023	USD $2.6677	53,035	-	(53,026)	(9)	-
May 8, 2023	USD $2.6677	13,703	-	(13,703)	-	-
Total outstanding		1,925,666	-	(1,925,656)	(10)	-
Weighted Average
Exercise Price (CDN$)		$4.06	NA	$4.09	$3.41	NA

During the year ended March 31, 2022, the Company did not issue any warrants and a total of 10 warrants expired unexercised.

During the year ended March 31, 2022 the Company issued the following common shares from the exercise of warrants:

  628,571 common shares were issued at a price of CDN$4.55 per share pursuant to the exercise of 628,571 warrants;
  544,642 common shares were issued at a price of CDN$3.50 per share pursuant to the exercise of 544,642 warrants, and
  685,714 common shares were issued at a price of CDN$4.20 per share pursuant to the exercise of   685,714 warrants, and
  66,729 common shares were issued at a price of $2.6677 per share pursuant to the exercise of 66,729 warrants.

As at March 31, 2021 the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

Expiry Date	Exercise Price		Balance March 31, 2020	Issued	Exercised	Expired	Balance March 31, 2021
May 17, 2020	CDN	$5.25	417,457	-	-	(417,457)	-
May 31, 2020	CDN	$5.25	54,929	-	-	(54,929)	-
October 17, 2020	CDN	$7.70	44,500	-	(44,498)	(2)	-
June 29, 2021	CDN	$4.55	628,571	-	-	-	628,571
September 25, 2021	CDN	$3.50	527,143	-	(36,071)	-	491,072
October 12, 2021	CDN	$3.50	775,000	-	(721,429)	-	53,571
March 14, 2022	CDN	$4.20	685,714	-	-	-	685,714
May 6, 2023	USD	$2.6677	866,510	-	(813,475)	-	53,035
May 8, 2023	USD	$2.6677	70,258	-	(56,555)	-	13,703
Total outstanding			4,070,082	-	(1,672,028)	(472,388)	1,925,666
Weighted Average Exercise Price (CDN$)			$4.06	NA	$3.65	$5.25	$4.06
Weighted Average Life			1.7 years				0.6 years

During the year ended March 31, 2021, a total of 472,386 warrants exercisable at CDN $5.25 per share and 2 warrants exercisable at CDN $7.70 per share unexercised.

During the year ended March 31, 2021 the Company issued the following common shares from the exercise of warrants:

  44,498 common shares were issued at a price of CDN$7.70 per share pursuant to the exercise of 44,498 warrants;

  757,500 common shares were issued at a price of CDN$3.50 per share pursuant to the exercise of 757,500 warrants, and

  870,030 common shares were issued at a price of $2.6677 per share pursuant to the exercise of 870,030 warrants.

As at March 31, 2020 the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

Expiry Date	Exercise Price		Balance March 31, 2019	Issued	Exercised	Expired	Balance March 31, 2020
May 17, 2020	CDN	$5.25	417,457	-	-	-	417,457
May 31, 2020	CDN	$5.25	54,929	-	-	-	54,929
October 17, 2020	CDN	$7.70	44,500	-	-	-	44,500
June 29, 2021	CDN	$4.55	628,571	-	-	-	628,571
September 25, 2021	CDN	$3.50	527,143	-	-	-	527,143
October 12, 2021	CDN	$3.50	792,857	-	(17,857)	-	775,000
March 14, 2022	CDN	$4.20	685,714	-	-	-	685,714
May 6, 2023	USD	$2.6677	-	866,510	-	-	866,510
May 8, 2023	USD	$2.6677	-	70,258	-	-	70,258
Total outstanding			3,151,171	936,768	(17,857)	-	4,070,082
Weighted Average Exercise Price (CDN$)			$4.20	$3.78	$3.50	NA	$4.06
Weighted Average Life			2.3 years				1.7 years

During May 2019 the Company issued 936,768 warrants as part of a private placement of 1,873,536 units for gross proceeds of $4.0 million (Note 11). Under the offering the Company sold 1,873,536 Units at a price of $2.135 per unit, with each unit being comprised of one GreenPower common share and one-half share purchase warrant. Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CDN $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.

The following table summarizes deferred financing fees for the years ended March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021
Deferred Financing Fees, beginning of year	$416,738	$1,045,221
less: Amortization of Deferred Financing Fees	(416,738)	(628,483)

Deferred Financing Fees, end of year	$-	$416,738